Other Liabilities (Details) - Schedule of future minimum commitments - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Schedule of future minimum commitments [Abstract]
Remainder 2020	$ 4,595
Total	$ 4,595	$ 6,377